Operating Assets and Liabilities (Tables)	6 Months Ended
Jun. 30, 2022
Operating Assets and Liabilities
Summary of prepaid expenses

	June 30,	December 31,
	2022	2021
	USD ‘000	USD ‘000
Insurance	189	483
Other	39	9
Total	228	492

Summary of other receivables

	June 30,	December 31,
	2022	2021
	USD ‘000	USD ‘000
Value added tax (“VAT”) receivable	138	139
Other	—	1
Total	138	140

Summary of accrued liabilities

	June 30,	December 31,
	2022	2021
	USD ‘000	USD ‘000
Professional advisors	188	375
Other	348	163
Total	536	538